SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Deferred revenue as of December 31, 2023	$ 1,319,746	$ 1,779,794	$ 933,361
Amounts deferred during the period	1,815,814	7,625,047	3,695,476
Revenue recognized from amounts included in the deferred revenue beginning balance	(1,303,513)	(1,779,794)	(933,361)
Revenue from current period sales	(1,389,032)	(6,305,301)	(1,915,682)
Deferred revenue as of December 31, 2023	$ 443,015	$ 1,319,746	$ 1,779,794